Property and Equipment, Net - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 15,000	$ 7,000	$ 28,516	$ 42,114